U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 19, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	LoCorr Investment Trust (the “Trust”) Registration Nos.: 333-171360, 811-22509

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series: LoCorr Managed Futures Strategy Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Long/Short Equity Fund, LoCorr Spectrum Income Fund, LoCorr Multi-Strategy Fund, and LoCorr Market Trend Fund (the “Funds”), is Post-Effective Amendment No. 27 under the 1933 Act and Amendment No. 28 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective on March 20, 2017.

The purpose of this filing is to register Class T shares for each of the Funds. This PEA No. 27 is being filed solely for the purpose of adding Class T shares to the Funds and makes revisions to disclosure of Fund fees, performance and distribution arrangements.  Therefore, pursuant to IM Guidance Update No. 2016-06, we would like to request that the amendment be afforded selective review.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5208.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo, Esq.
Vice President
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust